Note 25 - Loans and Borrowings - Loans and Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Loans and borrowings	$ 5,109	$ 1,004	$ 1,312
Non-current borrowings	23,452	22,087	24,642
Total	28,561	23,091	25,954
Debtor invoice financing [member]
Statement Line Items [Line Items]
Loans and borrowings	0	0	508
Finance leases [member]
Statement Line Items [Line Items]
Loans and borrowings	505	669	641
Shareholder loans [member]
Statement Line Items [Line Items]
Loans and borrowings	4,285	0	0
Non-current borrowings	21,121	21,175	23,400
Chattel mortgage [member]
Statement Line Items [Line Items]
Loans and borrowings	142	88	51
Non-current borrowings	264	244	249
Financing agreement [member]
Statement Line Items [Line Items]
Loans and borrowings	0	59	0
Non-current borrowings	108	183	0
Bank Loan [Member]
Statement Line Items [Line Items]
Loans and borrowings	145	152	66
Non-current borrowings	0	159	278
Other borrowings [member]
Statement Line Items [Line Items]
Loans and borrowings	32	36	46
Lease liabilities [member]
Statement Line Items [Line Items]
Non-current borrowings	$ 1,959	$ 326	$ 715